INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 10 – INVESTMENTS

On August 12, 2024, the Company satisfied $5.7 million of subscription receivables and related interest receivable in the form of shares of common stock in two privately held companies. The shares of common stock are carried as investments on the Company’s consolidated balance sheets at its initial cost basis of $1.00 per share. As the investments are in privately held companies, the Company will assess the investments for impairment on an annual basis. As of December 31, 2024, no impairment has been recorded related to these investments.